CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary stock, par value	$ 0.001	$ 0.001	$ 0.001
Class B Ordinary Shares
Ordinary stock, par value	0.001	0.001	0.001
Class C Ordinary Shares
Ordinary stock, par value	$ 0.001	$ 0.001	$ 0.001